Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Fair value through other comprehensive income	£ 48
Available-for-sale		£ 46	£ 37
Fair value through profit or loss	6	7	7
Non-current assets	54	53	44
Current assets
Available-for-sale	2,522	2,575	1,437
Investments held at amortised cost	3,214
Loans and receivables		447	83
Current financial assets	£ 3,214	£ 3,022	£ 1,520